Sep. 30, 2024
(Allspring SMID Core ETF) | (Allspring Exchange-Traded Funds Trust)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

This table is intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)	[1]

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.38%
1.	The investment management agreement between the Fund and Allspring Funds Management, LLC utilizes a unitary fee arrangement pursuant to which Allspring Funds Management, LLC has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to Allspring Funds Management, LLC; brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan (if any); proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
2.	Expenses are based on estimated amounts for the current fiscal year.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$39
3 Years	$122

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on or around the date of this Prospectus, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets plus borrowing for investment purposes in equity securities of small- and medium-capitalization U.S. companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers in developed markets including through American depositary receipts (ADRs) and similar investments.

The Fund invests principally in equity securities of small and mid-sized U.S. companies, which are defined as companies with market capitalizations within the range of the Russell 2500 Index® at the time of purchase. The market capitalization range of the Russell 2500® Index was approximately $1 million to $58.5 billion, as of May 31, 2025, and is expected to change frequently. We may also invest in equity securities of foreign issuers in developed markets including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business. The Fund may also invest uninvested cash in futures contracts on equity indexes as a substitute for purchasing equity securities directly.

We utilize a combination of quantitative methods and qualitative analysis to select a core portfolio of small and mid-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary alpha model that considers valuation, quality, and momentum characteristics to rank securities. Stocks that are attractively ranked by the alpha model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused target portfolio of approximately 50 securities that are diversified among major economic sectors. In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the alpha model.

Performance
Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.

[1]	The investment management agreement between the Fund and Allspring Funds Management, LLC utilizes a unitary fee arrangement pursuant to which Allspring Funds Management, LLC has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to Allspring Funds Management, LLC; brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan (if any); proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.